Statement of Cash Flows (USD $)	12 Months Ended
Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (234,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	(55,518)
Accrued interest in trust account	30,391
Increase in accounts payable and accrued expenses	53,730
Net cash used in operating activities	(266,687)
Cash flows from investing activities:
Cash deposited in trust account	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	200,000
Repayment of notes payable - shareholder	(200,000)
Proceeds from sale of initial ordinary shares	25,000
Proceeds from public offering of units	64,000,000
Proceeds from sale of insider warrants	4,000,000
Payment of offering costs	(2,509,995)
Net cash provided by financing activities	65,515,005
Net increase in cash	608,318
Cash beginning of period	0
Cash end of period	$ 608,318